                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-3713

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MONEY MARKET FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                          PRINCIPAL
                                                                            AMOUNT         VALUE
                                                                         -----------   -------------
REPURCHASE AGREEMENTS (104.2%)
Citigroup Repo, 5.27%, (Agreement dated
   7/31/06 to be repurchased at
   $105,412,429 on 8/1/06. Collateralized by various
   Adjustable Rate U.S. Government Mortgage Securities,
   4.47%-6.10%, with a value of $107,504,940, due
   04/1/33-7/1/36)                                                       105,397,000   $105,397,000
Bear Stearns, 5.28%, (Agreement dated
   7/24/06 to be repurchased at
   $15,017,471 on 8/1/06. Collateralized by an
   Adjustable Rate U.S. Government Mortgage
   Security, 4.45%, with a value of $15,480,836, due 9/1/34               15,000,000     15,000,000
                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $120,397,000)                                                                     120,397,000
                                                                                       ============
TOTAL INVESTMENTS (COST $120,397,000) (A) - 104.2%                                      120,397,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                                           (4,847,566)
                                                                                       ------------
NET ASSETS - 100.0%                                                                    $115,549,434
                                                                                       ============

----------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

AMF ULTRA SHORT MORTGAGE FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                         PRINCIPAL
                                                                          AMOUNT          VALUE
                                                                       ------------   -------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (61.4%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (10.4%)
Bear Stearns Adjustable Rate Mortgage Trust
   6.75%, 3/25/31                                                         5,883,955   $    5,861,890
   4.28%, 1/25/35                                                        20,048,556       19,747,827
CS First Boston Mortgage Securities Corp.
   6.40%, 11/25/31                                                        2,098,853        2,096,754
   6.50%, 6/25/32                                                         2,628,197        2,620,282
Fannie Mae
   6.74%, 7/1/28                                                          8,900,135        9,228,328
   6.49%, 1/1/29                                                          9,749,500       10,063,312
   6.34%, 8/1/29                                                          8,030,787        8,276,730
   5.78%, 3/1/30                                                          4,032,416        4,130,707
   6.58%, 6/1/30                                                          8,313,682        8,612,455
   6.38%, 9/1/30                                                          4,860,741        5,021,753
   6.55%, 5/1/33                                                          6,813,311        6,992,160
   5.47%, 5/25/42                                                        18,412,299       18,642,453
Fannie Mae Grantor Trust,                                                10,259,016       10,313,517
   5.54%, 5/25/42
Fannie Mae Whole Loan,                                                    8,713,707        8,803,567
   5.75%, 8/25/42
Fifth Third Mortgage Loan Trust,                                         14,775,979       14,766,744
   5.39%, 11/19/32
Freddie Mac
   5.56%, 10/1/22                                                         3,866,430        3,932,884
   6.93%, 8/1/24                                                          4,295,815        4,443,483
   6.23%, 9/1/27                                                          4,116,317        4,238,520
   6.40%, 12/1/27                                                         4,108,108        4,236,486
   6.58%, 12/1/27                                                         4,301,276        4,434,347
   6.46%, 9/1/28                                                         29,853,651       30,739,931
   6.27%, 9/1/30                                                          4,208,139        4,346,218
   6.26%, 7/1/31                                                         20,023,795       20,624,509
Structured Asset Mortgage Investments, Inc.,                              4,909,612        4,958,708
   6.35%, 3/25/32
Washington Mutual,                                                       24,593,582       24,708,864
   5.67%, 4/25/44                                                                     --------------
                                                                                         241,842,429
                                                                                      --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (0.5%)
Fannie Mae
   5.86%, 6/1/21                                                          4,373,107        4,394,855
   6.32%, 12/1/24                                                         6,245,602        6,373,786
Freddie Mac,                                                              1,982,648        2,023,579
   6.45%, 1/1/26                                                                      --------------
                                                                                          12,792,220
                                                                                      --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS (11.4%)
Bear Stearns Adjustable Rate Mortgage Trust,                              1,200,301        1,200,301
   7.88%, 3/25/31

Fannie Mae
   6.04%, 9/1/27                                                         19,090,644       19,313,356
   6.27%, 3/1/28                                                         18,442,665       18,555,497
   6.63%, 6/1/28                                                          3,093,603        3,147,137
   6.43%, 12/1/32                                                         2,509,406        2,558,658

   6.09%, 9/1/33                                                          5,337,723        5,439,124
   6.26%, 11/1/33                                                        14,319,495       14,469,405
   6.34%, 11/1/33                                                         9,765,260        9,860,862
Freddie Mac,                                                              8,601,351        8,876,602
   7.10%, 9/1/30
Master Adjustable Rate Mortgages Trust,                                   3,366,459        3,374,876
   6.70%, 1/25/34
MLCC Mortgage Investors, Inc.,                                           31,271,459       31,603,719
   6.65%, 10/25/28
Structured Asset Mortgage Investments, Inc.
   6.51%, 7/19/32                                                         8,967,247        9,045,711
   6.69%, 11/19/33                                                       13,035,649       13,206,741
   6.81%, 12/19/33                                                       22,531,782       22,827,511
Structured Asset Securities Corp.
   6.43%, 5/25/32                                                        11,425,383       11,514,643
   7.25%, 11/25/32                                                       11,246,845       11,383,916
   7.05%, 12/25/32                                                        9,732,867        9,872,776
   7.66%, 2/25/33                                                        12,397,449       12,536,920
   7.47%, 3/25/33                                                         9,778,885        9,907,232
   7.38%, 5/25/33                                                        21,133,061       21,410,433
   7.47%, 9/25/33                                                        25,187,325       25,604,491
                                                                                      --------------
                                                                                         265,709,911
                                                                                      --------------
COST OF FUNDS INDEX BASED ARMS (3.8%)
Fannie Mae
   4.80%, 11/1/32                                                        11,804,854       11,774,066
   4.92%, 8/1/33                                                         25,694,965       25,632,270
   5.08%, 11/1/36                                                        30,061,076       29,987,336
   5.08%, 6/1/38                                                         20,167,050       20,113,587
                                                                                      --------------
                                                                                          87,507,259
                                                                                      --------------
HYBRID ARMS (24.9%)
Adjustable Rate Mortgage Trust,                                          12,356,309       12,295,735
   5.25%, 11/25/35
American Home Mortgage Assets,                                           37,072,488       36,732,538
4.85%, 11/25/35
Banc of America Funding Corp.,                                           15,226,398       14,539,825
4.11%, 5/25/35
Banc of America Mortgage Securities
   4.79%, 5/25/35                                                        20,937,086       20,843,660
   4.98%, 6/25/35                                                        12,545,178       12,525,931
Deutsche Mortgage Securities, Inc.,                                      74,127,764       73,488,025
   5.02%, 6/26/35
First Horizon Alternative Mortgage Securities Trust,                      9,792,703        9,656,776
   5.36%, 6/25/35
GSR Mortgage Loan Trust
   4.70%, 5/25/34                                                        19,532,202       19,349,004
   5.20%, 1/25/36                                                        32,177,863       31,822,023
J.P. Morgan Mortgage Trust
   4.40%, 6/25/35                                                         8,621,992        8,502,244
   5.28%, 9/25/35                                                        24,577,247       24,420,007
   4.97%, 11/25/35                                                       17,965,236       17,842,721
   4.82%, 2/25/36                                                        35,332,645       34,895,950
Master Adjustable Rate Mortgages Trust,                                   4,674,619        4,667,952
   5.80%, 10/25/32
Merrill Lynch Mortgage Investors, Trust,                                 31,941,173       31,538,341
   5.19%, 12/25/35
Morgan Stanley Mortgage Loan Trust
   4.81%, 9/25/34                                                        29,982,004       29,593,997
   5.47%, 6/25/36                                                        11,463,925       11,239,277
Residential Accredit Loans, Inc.,                                         8,281,816        8,146,021

   5.31%, 4/25/35
Structured Adjustable Rate Mortgage Loan Trust
   4.59%, 5/25/34                                                        14,913,351       14,497,428
   5.08%, 9/25/34                                                        14,261,660       14,191,661
   6.17%, 5/25/36                                                         8,947,850        8,973,319
Washington Mutual, 4.68%, 5/25/35                                        18,664,781       18,595,151
Wells Fargo Mortgage Backed Securities Trust
   4.61%, 10/25/33                                                       11,351,502       11,290,258
   4.52%, 11/25/33                                                       18,518,900       18,381,984
   4.70%, 1/25/34                                                         9,734,165        9,654,358
   4.73%, 6/25/34                                                         9,718,096        9,631,648
   4.80%, 7/25/34                                                         2,725,630        2,713,035
   4.58%, 11/25/34                                                       11,197,568       11,148,340
   4.11%, 6/25/35                                                        11,127,076       11,048,574
   4.32%, 7/25/35                                                        19,853,882       19,578,084
   5.11%, 3/25/36                                                        19,984,954       19,345,743
   5.65%, 5/25/36                                                         9,991,140        9,811,990
                                                                                      --------------
                                                                                         580,961,600
                                                                                      --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%)
Bear Stearns ALT-A Trust
   5.58%, 11/25/35                                                       10,700,015       10,716,734
   5.61%, 8/25/36                                                        36,813,000       36,813,000
   5.63%, 8/25/36                                                        44,828,000       44,828,000
Fannie Mae, 5.31%, 9/18/31                                                7,283,702        7,320,983
Greenpoint Mortgage Funding Trust,                                       25,206,982       25,269,999
   5.63%, 10/25/45
GSR Mortgage Loan Trust,                                                  4,236,331        4,240,303
   4.54%, 3/25/32
Merrill Lynch Mortgage Investors Trust,                                  21,231,900       21,231,900
   5.67%, 7/25/36
MLCC Mortgage Investors, Inc.,                                            4,809,548        4,817,063
   4.75%, 9/15/21
Morgan Stanley Mortgage Loan Trust,                                      34,124,000       34,124,000
   5.64%, 8/25/36
Nomura Asset Acceptance Corp.,                                           14,203,544       14,230,176
   5.31%, 12/25/35
Residential Accredit Loans, Inc.,                                        30,151,773       30,149,418
   5.43%, 7/25/36
Washington Mutual, 5.27%, 12/25/45                                        7,966,928        7,971,907
                                                                                      --------------
                                                                                         241,713,483
                                                                                      --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(COST $1,430,738,949)                                                                  1,430,526,902
                                                                                      ==============
FIXED RATE MORTGAGE-RELATED SECURITIES (24.1%)
COLLATERALIZED MORTGAGE OBLIGATIONS (24.1%)
American Home Mortgage Investment                                        38,505,870       38,097,507
Trust, 4.48%, 10/25/34
Banc of America Mortgage Securities,                                     27,613,659       27,305,091
5.50%, 11/25/33
Citicorp Mortgage Securities, Inc.,                                       9,448,832        9,328,501
5.00%, 10/25/33
Countrywide Alternative Loan Trust,                                      22,514,681       22,041,471
4.50%, 6/25/35

Deutsche Alt-A Securities, Inc. Mortgage                                 40,918,043       40,590,982
Loan Trust, 4.85%, 9/25/35
Fannie Mae
   3.38%, 5/25/34                                                        20,058,631       19,516,448
   4.50%, 6/25/43                                                        40,483,809       40,032,531
   4.57%, 6/25/44                                                        17,684,823       17,516,328
Freddie Mac
   5.13%, 12/15/13                                                       85,897,767       85,468,026
   5.13%, 10/15/15                                                       21,095,099       20,975,048
   5.00%, 6/15/24                                                        28,675,494       28,426,517
Prime Mortgage Trust, 5.25%, 1/25/34                                     14,487,997       14,291,601
Residential Accredit Loans, Inc.
   6.00%, 12/25/35                                                       21,696,719       21,664,249
   6.00%, 5/25/36                                                        66,843,945       66,684,153
Residential Asset Securitization Trust,                                  38,463,701       38,244,543
5.50%, 9/25/35
Structured Asset Securities Corp.
   5.00%, 12/25/34                                                       30,943,061       30,523,671
   5.00%, 5/25/35                                                        42,625,958       42,086,424
                                                                                      --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(COST $567,384,190)                                                                      562,793,091
                                                                                      ==============
U.S. TREASURY OBLIGATIONS (1.0%)
   4.00%, 11/15/12                                                       20,000,000       19,015,624
   4.50%, 11/15/15                                                        5,000,000        4,824,219
                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $24,404,692)                                                                        23,839,843
                                                                                      ==============
U.S. GOVERNMENT AGENCY (0.4%)
Freddie Mac, 4.88%, 2/17/09                                              10,000,000        9,913,485
                                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCY
(COST $9,996,223)                                                                          9,913,485
                                                                                      ==============
REPURCHASE AGREEMENTS (13.2%)
Bear Stearns, 5.28%, (Agreement dated 7/24/06 to be repurchased at
   $200,232,944 on 8/1/06.  Collateralized by an Adjustable Rate
   U.S. Government Mortgage Security, 4.45%, with a value of
   $206,199,191, due 8/1/34                                             200,000,000      200,000,000
Citigroup Repo, 5.27%, (Agreement dated 7/31/06 to be repurchased at
   $108,435,871 on 8/1/06. Collateralized by various Adjustable Rate
   U.S. Government Mortgage Securities, 4.36%-6.51%, with a value of
   $110,588,400, due 02/1/33-8/1/36)                                    108,420,000      108,420,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS
(COST $308,420,000)                                                                      308,420,000
                                                                                      ==============
TOTAL INVESTMENTS (COST $2,340,944,054) (A) - 100.1%                                   2,335,493,321
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                            (2,920,665)
                                                                                      --------------
NET ASSETS - 100.0%                                                                   $2,332,572,656
                                                                                      ==============

----------
*    The rates presented are the rates in effect at July 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $(188,532). Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $  5,432,811
Unrealized depreciation        (11,072,076)
                              ------------
Net unrealized depreciation   $ (5,639,265)
                              ============

ULTRA SHORT FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (78.4%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (19.1%)
Fannie Mae
   6.40%, 10/1/26                                                           1,718,375   $  1,778,518
   6.22%, 10/1/28                                                           1,673,024      1,730,534
   6.70%, 12/1/30                                                           4,514,533      4,686,649
   6.54%, 8/1/31                                                            2,955,582      3,058,104
   6.19%, 7/1/33                                                            5,466,299      5,649,079
Freddie Mac
   6.18%, 11/1/28                                                           1,438,502      1,474,465
   6.83%, 1/1/29                                                            4,546,519      4,714,518
   6.10%, 9/1/30                                                            1,218,490      1,248,191
   6.36%, 8/1/31                                                            8,586,612      8,879,093
Fund America Investors Corp. II,
   5.95%, 6/25/23                                                           3,188,647      3,188,647
Washington Mutual,
   5.67%, 4/25/44                                                           3,783,658      3,801,394
                                                                                        ------------
                                                                                          40,209,192
                                                                                        ------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (2.3%)
Fannie Mae,                                                                 4,897,681      4,919,676
   5.82%, 4/1/20                                                                        ------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR)
   BASED ARMS (3.4%)
Structured Adjustable Rate Mortgage                                         3,449,373      3,491,411
Loan Trust,
   6.75%, 8/25/34
Structured Asset Securities Corp.
   7.17%, 11/25/32                                                          1,792,783      1,814,633
   7.25%, 11/25/32                                                          1,792,783      1,814,633
                                                                                        ------------
                                                                                           7,120,677
                                                                                        ------------
COST OF FUNDS INDEX BASED ARMS (0.9%)
Regal Trust IV,                                                             1,058,367      1,060,351
   5.32%, 9/29/31
Ryland Mortgage Securities Corp.,
   5.48%, 10/25/23                                                            815,847        815,847
                                                                                        ------------
                                                                                           1,876,198
                                                                                        ------------
HYBRID ARMS (25.4%)
Adjustable Rate Mortgage Trust
   4.93%, 10/25/35                                                          2,075,000      2,023,387
   4.76%, 1/25/36                                                           2,287,364      2,261,796
   4.92%, 2/25/36                                                           2,713,504      2,688,047
   5.08%, 3/25/36                                                           2,356,223      2,333,212
Banc of America Funding Corp.
   5.07%, 5/20/35                                                           5,959,355      5,810,553
   4.63%, 2/20/36                                                           1,925,144      1,830,041
Bear Stearns Adjustable Rate Mortgage                                       5,758,388      5,495,786
Trust, 4.80%, 10/25/35
GSR Mortgage Loan Trust
   4.70%, 5/25/34                                                           2,491,257      2,467,891
   5.25%, 1/25/36                                                           4,994,843      4,865,315
Morgan Stanley Mortgage Loan Trust,                                         3,959,974      3,856,798
   5.47%, 6/25/36
Mortgageit Trust
   4.75%, 5/25/35                                                           1,172,548      1,133,171
   4.75%, 5/25/35                                                           1,877,716      1,822,081

Sequoia Mortgage Trust,                                                    1,740,000      1,662,379
   4.08%, 4/20/35
Structured Adjustable Rate Mortgage Loan Trust
   5.45%, 4/25/35                                                           3,990,675      3,938,893
   5.46%, 4/25/35                                                           2,893,239      2,831,965
   5.58%, 6/25/35                                                           1,428,608      1,391,840
   5.82%, 10/25/35                                                          6,391,310      6,329,150
Wells Fargo Mortgage Backed Securities                                        681,408        678,259
   Trust,
  4.80%,  7/25/34                                                                       ------------
                                                                                          53,420,564
                                                                                        ------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATIONS (27.3%)
Adjustable Rate Mortgage Trust,                                             6,388,188      6,400,166
   5.59%, 11/25/35
American Home Mortgage Assets,                                              5,000,000      4,987,500
   5.33%, 11/25/35
American Home Mortgage Investment Trust,                                    8,344,891      8,349,455
   5.11%, 9/25/35
Bear Stearns ALT-A Trust,                                                   9,855,429      9,855,429
   5.50%, 8/25/36
Morgan Stanley Mortgage Loan Trust,                                         9,448,340      9,448,340
   5.17%, 6/25/36
Sequoia Mortgage Trust,                                                     6,195,937      6,197,873
   4.88%, 9/20/33
Structured Asset Mortgage Investments, Inc.,                                3,655,445      3,666,869
   6.11%, 2/19/35
Structured Asset Securities Corp.
   6.70%, 3/25/33                                                           2,265,573      2,277,609
   6.80%, 5/25/33                                                           3,055,304      3,072,491
   6.65%, 11/25/33                                                          2,951,309      2,966,987
                                                                                        ------------
                                                                                          57,222,719
                                                                                        ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(COST $164,769,026)                                                                     $164,633,987
                                                                                        ============
FIXED RATE MORTGAGE-RELATED SECURITIES (4.6%)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.6%)
Government National Mortgage Association, 4.50%, 8/20/29                   10,000,000      9,666,398
                                                                                        ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(COST $9,730,859)                                                                          9,666,398
                                                                                        ============
REPURCHASE AGREEMENTS (22.0%)
Citigroup Repo, 5.27%, (Agreement dated 7/31/06 to be
   repurchased at $46,239,768, on 8/1/06. Collateralized by
   various Adjustable Rate U.S. Government Mortgage Securities,
   5.15%-6.51%, with a value of $47,157,661, due 5/1/36-7/1/36)            46,233,000     46,233,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
(COST $46,233,000)                                                                        46,233,000
                                                                                        ============
TOTAL INVESTMENTS (COST $220,597,846) (A) - 105.0%                                       220,668,424
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%                                           (10,414,081)
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $210,254,343
                                                                                        ============

----------
*    The rates presented are the rates in effect at July 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $(9,583). Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $ 552,011
Unrealized depreciation        (491,016)
                              ---------
Net unrealized appreciation   $  60,995
                              =========

SHORT U.S. GOVERNMENT FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                           PRINCIPAL
                                                                             AMOUNT        VALUE
                                                                           ----------   -----------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (30.6%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (20.2%)
Fannie Mae
   6.35%, 5/1/26                                                            3,796,202   $  3,927,883
   6.21%, 5/1/27                                                            1,180,383      1,220,908
   6.62%, 7/1/27                                                              613,520        634,801
   6.29%, 7/1/28                                                            3,513,940      3,634,732
   6.70%, 5/1/31                                                            3,621,247      3,750,254
   6.27%, 9/1/33                                                            3,793,890      3,924,305
Freddie Mac
   6.19%, 5/1/18                                                              913,258        937,802
   6.46%, 3/1/27                                                            2,166,666      2,233,020
   6.36%, 8/1/31                                                            9,772,942     10,105,832
                                                                                        ------------
                                                                                          30,369,537
                                                                                        ------------
HYBRID ARMS (10.4%)
Adjustable Rate Mortgage Trust,                                             2,583,686      2,562,520
   4.97%, 10/25/35
Banc of America Funding Corporation,                                        3,972,903      3,873,702
   5.07%, 5/20/35
Bear Stearns Adjustable Rate Mortgage Trust,                                2,612,824      2,525,155
   4.80%, 10/25/35
Indymac Indx Mortgage Loan Trust
   5.54%, 7/25/35                                                           4,182,264      4,085,963
   5.53%, 9/25/35                                                           2,533,395      2,505,427
                                                                                        ------------
                                                                                          15,552,767
                                                                                        ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(COST $46,126,292)                                                                        45,922,304
                                                                                        ============
FIXED RATE MORTGAGE-RELATED SECURITIES (51.6%)
15 YR. SECURITIES (0.4%)
Freddie Mac
   8.50%, 8/17/07                                                              70,743         70,743
   8.00%, 12/17/15                                                            571,380        583,549
                                                                                        ------------
                                                                                             654,292
                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (51.2%)
Fannie Mae
   4.50%, 7/25/19                                                          18,801,135     18,596,150
   4.50%, 11/25/25                                                         15,000,000     14,786,637
   5.00%, 1/25/28                                                           8,763,169      8,696,879
Freddie Mac
   7.00%, 12/15/06                                                              7,950          7,943
   4.00%, 7/15/21                                                          12,853,000     12,433,632
   6.00%, 3/15/31                                                          12,500,000     12,553,250
Government National Mortgage                                               10,000,000      9,666,398
                                                                                        ------------
Association, 4.50%, 8/20/29
                                                                                          76,740,889
                                                                                        ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(COST $78,537,732)                                                                        77,395,181
                                                                                        ============

U.S. TREASURY OBLIGATIONS (3.2%)
   4.75%, 5/15/14                                                           3,000,000      2,961,094
   4.25%, 11/15/14                                                          2,000,000      1,904,375
                                                                                        ------------
                                                                                           4,865,469
                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,132,981)                                                                          4,865,469
                                                                                        ============
REPURCHASE AGREEMENTS (14.5%)
Citigroup Repo, 5.27%, (Agreement dated 7/31/06 to be
   repurchased at $21,689,175, on 8/1/06. Collateralized by
   various Adjustable Rate U.S. Government Mortgage Securities,
   4.80%-6.17%, with a value of $22,119,721, due 2/1/36)                   21,686,000     21,686,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
(COST $21,686,000)                                                                        21,686,000
                                                                                        ============
TOTAL INVESTMENTS (COST $151,483,005) (A) - 99.9%                                        149,868,954
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                 660,600
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $150,529,554
                                                                                        ============

----------
*    The rates presented are the rates in effect at July 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $    52,789
Unrealized depreciation        (1,666,840)
                              -----------
Net unrealized depreciation   $(1,614,051)
                              ===========

INTERMEDIATE MORTGAGE FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                         PRINCIPAL
                                                                           AMOUNT        VALUE
                                                                        ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (47.5%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (5.5%)
Countrywide Home Loans,                                                  5,318,228   $  5,446,198
   6.77%, 1/20/35
Lehman XS Trust,                                                         8,524,305      8,524,305
   5.44%, 11/25/35                                                                   ------------
                                                                                       13,970,503
                                                                                     ------------
HYBRID ARMS (37.1%)
Adjustable Rate Mortgage Trust,                                          8,889,271      8,661,270
   5.27%, 10/25/35
American Home Mortgage Investment                                        4,637,383      4,551,396
Trust,
   3.71%, 10/25/34
Banc of America Mortgage Securities
   4.14%, 3/25/33                                                        2,454,629      2,406,016
   3.34%, 4/25/33                                                          224,353        223,847
Bear Stearns Adjustable Rate Mortgage                                   12,280,969     11,798,192
Trust,
   4.80%, 10/25/35
Countrywide Alternative Loan Trust,                                      8,036,302      7,885,854
   5.28%, 12/25/34
Countrywide Home Loans,                                                  4,526,685      4,399,602
   4.83%, 12/25/33
First Horizon Alternative Mortgage                                      11,414,637     11,139,235
Securities,
   5.53%, 7/25/35
GSR Mortgage Loan Trust,                                                 4,994,843      4,865,315
   5.25%, 1/25/36
JP Morgan Mortgage Trust,                                                3,997,528      3,848,478
   4.99%, 8/25/35
Morgan Stanley Mortgage Loan Trust,                                     15,000,000     14,659,243
   4.92%, 9/25/34
Structured Adjustable Rate Mortgage Loan
   Trust
   4.42%, 4/25/34                                                       10,505,479     10,202,047
   5.60%, 6/25/36                                                       10,000,000      9,906,302
                                                                                     ------------
                                                                                       94,546,797
                                                                                     ------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
American Home Mortgage Investment                                        7,802,331      7,806,598
Trust, 5.11%, 9/25/35
Impac CMB Trust, 5.59%, 6/25/33                                          4,694,397      4,695,864
                                                                                     ------------
                                                                                       12,502,462
                                                                                     ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(COST $122,811,256)                                                                   121,019,762
                                                                                     ============

FIXED RATE MORTGAGE-RELATED SECURITIES (49.2%)
15 YR. SECURITIES (5.6%)
Fannie Mae
   7.00%, 3/1/15                                                         1,049,871      1,072,673
   7.00%, 3/1/15                                                           579,372        592,137
   7.00%, 3/1/15                                                           560,779        573,134
   7.50%, 11/1/15                                                          767,695        790,936

   6.50%, 1/1/16                                                           786,827        798,998
   6.00%, 6/1/16                                                         1,913,104      1,932,310
   6.00%, 7/1/17                                                         1,108,372      1,120,192
   6.00%, 7/1/17                                                         1,868,235      1,886,990
   5.50%, 9/1/17                                                         3,017,075      2,991,853
Freddie Mac
   7.50%, 1/1/10                                                           421,967        429,699
   6.00%, 6/1/17                                                         2,015,033      2,031,798
                                                                                     ------------
                                                                                       14,220,720
                                                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (43.6%)
Countrywide Alternative Loan Trust,                                      9,175,548      9,102,877
5.50%, 12/25/35
Credit Suisse Mortgage Capital                                          10,000,000     10,018,590
Certificates, 6.00%, 5/25/36
Fannie Mae
   5.00%, 1/25/27                                                        6,845,798      6,710,051
   5.00%, 9/25/35                                                        5,414,177      5,307,553
First Horizon Mortgage Pass-Through Trust
   5.75%, 5/25/36                                                       10,000,000      9,958,838
First Horizon Alternative Mortgage Securities
   6.00%, 7/25/36                                                        4,109,000      4,081,498
   6.00%, 7/25/36                                                        5,190,000      5,195,483
Freddie Mac
   5.00%, 2/15/27                                                       14,000,000     13,665,748
   4.50%, 5/15/28                                                       10,000,000      9,492,383
   4.50%, 3/15/29                                                        5,000,000      4,841,911
   5.00%, 4/15/29                                                        3,124,000      2,994,920
   4.50%, 5/15/30                                                        7,803,492      7,386,083
   6.00%, 5/15/30                                                       10,000,000     10,111,498
   6.00%, 3/15/31                                                       12,500,000     12,553,250
                                                                                     ------------
                                                                                      111,420,683
                                                                                     ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(COST $127,335,044)                                                                   125,641,403
                                                                                     ------------

REPURCHASE AGREEMENTS (3.6%)
Citigroup Repo, 5.27%, (Agreement dated 7/31/06 to be
   repurchased at $9,117,334, on 8/1/06. Collateralized by
   various Adjustable Rate U.S. Government Mortgage Securities,
   5.71%-5.95%, with a value of $9,298,321, due 6/1/36-7/1/36)           9,116,000      9,116,000
                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
(COST $9,116,000)                                                                       9,116,000
                                                                                     ------------

TOTAL INVESTMENTS (COST $259,262,300) (A) - 100.3%                                    255,777,165
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                           (794,828)
                                                                                     ------------
NET ASSETS - 100.0%                                                                  $254,982,337
                                                                                     ============

----------
*    The rates presented are the rates in effect at July 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   208,232
Unrealized depreciation        (3,693,367)
                              -----------
Net unrealized depreciation   $(3,485,135)
                              ===========

U.S. GOVERNMENT MORTGAGE FUND

Statement of Net Assets
July 31, 2006
(Unaudited)

                                                                           PRINCIPAL
                                                                             AMOUNT         VALUE
                                                                           ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (45.4%)
HYBRID ARMS (45.4%)
Banc of America Funding Corp.
   5.07%, 5/20/35                                                           5,928,565   $  5,780,532
   4.63%, 2/20/36                                                           5,583,621      5,350,851
Fannie Mae
   5.37%, 10/1/35                                                           2,667,759      2,620,053
   4.67%, 1/1/36                                                            1,535,311      1,469,298
   5.93%, 4/1/36                                                            1,395,922      1,398,255
Freddie Mac
   5.16%, 5/1/35                                                           11,871,121     11,637,884
   5.64%, 4/1/36                                                           10,609,068     10,476,895
   6.03%, 5/1/36                                                            6,342,846      6,354,393
   5.93%, 6/1/36                                                           13,304,305     13,278,941
GSR Mortgage Loan Trust,                                                    4,994,843      4,865,315
   5.25%, 1/25/36
Indymac Inda Mortgage Loan Trust,                                           3,748,257      3,607,163
   5.22%, 11/25/35
Indymac Indx Mortgage Loan Trust,                                           1,591,515      1,565,094
   5.42%, 6/25/35
Morgan Stanley Mortgage Loan Trust,                                         3,989,720      3,933,824
   5.38%, 1/25/35
Wells Fargo Mortgage Backed Securities Trust,                               1,056,000      1,017,696
   5.13%, 9/25/35                                                                       ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(COST $73,551,186)                                                                        73,356,194
                                                                                        ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (49.1%)
15 YR. SECURITIES (0.6%)
Fannie Mae, 7.00%, 3/1/15                                                     940,131        960,844
                                                                                        ------------
30 YR. SECURITIES (25.9%)
Fannie Mae
   5.00%, 8/1/33                                                           10,923,918     10,393,511
   6.00%, 6/1/34                                                            4,745,803      4,730,231
   5.50%, 7/1/34                                                           10,130,434      9,876,777
   6.00%, 4/1/35                                                            8,551,935      8,505,166
   6.00%, 7/1/35                                                            6,118,142      6,079,903
Government National Mortgage Association
   7.50%, 2/15/24                                                             483,290        504,764
   7.00%, 4/15/27                                                             508,837        528,972
   6.00%, 1/15/29                                                           1,103,425      1,109,588
                                                                                        ------------
                                                                                          41,728,912
                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (22.6%)
Freddie Mac
   5.12%, 12/15/13                                                          4,294,888      4,273,401
   5.00%, 9/15/26                                                          10,000,000      9,771,436
   5.50%, 2/15/27                                                           7,000,000      6,946,337
   5.00%, 5/15/27                                                           5,000,000      4,897,760
   4.00%, 9/15/34                                                          11,310,570     10,582,484
                                                                                        ------------
                                                                                          36,471,418
                                                                                        ------------

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(COST $43,421,633)                                                                        79,161,174
                                                                                        ============
REPURCHASE AGREEMENTS (5.6%)
Citigroup Repo, 5.27%, (Agreement dated 7/31/06 to be
   repurchased at $9,069,327, on 8/1/06. Collateralized by
   an Adjustable Rate U.S. Government Mortgage Security,
   4.61%, with a value of $9,249,361, due 2/1/35)                           9,068,000      9,068,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
(COST $9,068,000)                                                                          9,068,000
                                                                                        ============
TOTAL INVESTMENTS (COST $163,038,643) (A) - 100.1%                                       161,585,368
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                              (219,561)
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $161,365,807
                                                                                        ============

----------
*    The rates presented are the rates in effect at July 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   310,738
Unrealized depreciation        (1,764,013)
                              -----------
Net unrealized depreciation   $(1,453,275)
                              ===========

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of July 31, 2006, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy that insures its officers and trustees against certain civil liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

     As of July 31, 2006, substantially all of the Funds' investments are fair valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. If the counter-party defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund, except the Money Market Fund, may purchase securities on a when-issued delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of July 31, 2006, the Funds did own when-issued or delayed-delivery securities.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By /s/ Trent Statczar
   ----------------------------------
   Trent Statczar, Treasurer

Date 09/22/06
     --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Trent Statczar
   ----------------------------------
   Trent Statczar, Treasurer

Date 09/22/06
     --------------------------------


By /s/ Rodger D. Shay, Jr.,
   ----------------------------------
   Rodger D. Shay, Jr., President

Date 09/28/06
     --------------------------------